Contingent Liabilities and Financial Commitments - Summary of Engle Progeny Cases (Details) £ in Billions	12 Months Ended		24 Months Ended	36 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Trial AdverseJudgement	Dec. 31, 2017 USD ($) Trial AdverseJudgement
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages	£ 114	$ 145,000,000,000
Number of adverse judgments appealed by RJRT				45
Number of adverse judgments in which no appeal was, and can no longer be, sought				5
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials | Trial			109	109
Number of trials resulting in plaintiffs’ verdicts | Trial			46	46
Subsidiaries
Disclosure Of Commitments And Contingencies [Line Items]
Number of adverse judgments appealed by RJRT			45
Subsidiaries | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total damages awarded in final judgments against RJRT | $			$ 341,698,989	$ 336,757,755
Loss Contingency Amount of Overall Damages comprising Compensatory Damages | $			159,145,914	159,170,680
Amount of punitive damages | $			$ 182,553,075	$ 177,587,075
Number of adverse judgments appealed by RJRT			38	39
Number of adverse judgments (not yet appealed), in which RJRT still has time to file an appeal			3	3
Number of adverse judgments in which no appeal was, and can no longer be, sought			5